Leases - Schedule of Balance Sheet Information Related to Operating Lease (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Balance Sheet Information Related to Operating Lease [Abstract]
Right-of-use assets	$ 117,526	$ 86,441
Operating lease liabilities - current	97,190	47,895
Operating lease liabilities - non-current	6,776
Total operating lease liabilities	$ 103,966	$ 47,895